Annual Fund Operating Expenses - DWS Tax Exempt Money Fund - DWS Tax-Exempt Portfolio - DWS Tax-Exempt Money Fund	Aug. 01, 2021
Operating Expenses:
Management fee	0.08%
Distribution/service (12b-1) fees	none
Other expenses	0.27%
Total annual fund operating expenses	0.35%